PREPAID EXPENSES AND OTHER CURRENT ASSETS - Analysis of the allowance for doubtful debt in relation to other receivables (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Analysis of the allowance for doubtful debt in relation to other receivables
Balance at beginning of the year	¥ 445,669	¥ 131,624
Addition	1,372	16,700
Write-off	(467)
Foreign exchange difference	(33)	94
Balance at the end of the year	¥ 446,541	¥ 148,418